Balance Sheets (CAD)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	8,097	18,856
GST receivable	1,131	1,370
Total current assets	9,228	20,226
Total assets	9,228	20,226
Current
Accounts payable and accrued liabilities	30,207	19,629
Bridge loan payable to related party	20,255
Total liabilities	50,462	19,629
Stockholders' equity
Preferred stock, unlimited shares authorized, without par value
Common stock, unlimited shares authorized, 266,152 issued and outstanding in 2011, 266,139 in 2010
Additional Paid-In Capital	1,002,352	1,002,352
Deficit accumulated during the exploration stage	1,043,586	1,001,755
Total stockholders' equity	(41,234)	597
Total liabilities and stockholders' equity	9,228	20,226